Basic and Diluted Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic and diluted earnings per share [abstract]
Number of shares issued and outstanding	183,021,000,000	183,021,000,000	183,021,000,000
Number of potentially dilutive ordinary shares	0